Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

(23) Subsequent events

On March 10, 2026, the Management Board of Evotec SE announced ‘Horizon’, a fundamental realignment of the Evotec business. The program provides for comprehensive restructuring across all areas of the Company, accelerating its transition towards a more agile and focused operating model concentrated on its core drug discovery and preclinical development activities to drive sustainable and profitable growth.

The implementation plan includes optimizing the global footprint from 14 to 10 sites over the next two years, establishing scientific Centers of Excellence, and executing workforce adjustments affecting up to 800 positions. Management projects cash restructuring costs of approximately €100 million over the program period 2026 to 2028, in addition to anticipated non - cash asset impairment charges. The majority of the expenses will be for personnel measures. Whilst 2026 is expected to be a transition year with restructuring charges impacting reported results, the Company anticipates initial cost savings to begin materializing during 2026. The expected financial effects are fully reflected in the Company’s 2026 outlook.